Basis of Presentation and General Information, Assets and Liabilities of Robin (Details) - USD ($)		12 Months Ended
	Apr. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets and Liabilities [Abstract]
Cash and cash equivalents		$ 87,418,906	$ 37,193,010
Accounts receivable trade, net		69,900	416,300
Due from related parties, current		7,431,696	6,072,800
Inventories		200,395	194,981
Prepaid expenses and other assets, current		548,774	291,832
Vessels, net		96,180,562	72,767,793
Due from related parties, non-current		1,341,549	1,590,501
Prepaid expenses and other assets, non-current		0	357,769
Deferred charges, net		1,835,981	1,081,481	$ 178,700
Accounts payable		(1,127,638)	(770,826)
Accrued liabilities		(848,998)	(982,636)
Plus Capital contribution as part of Robin Spin-Off		10,356,450	0	0
Less Investment in Preferred Shares of Robin issued as part of Robin Spin-Off (refer Note 4(e))		(127,118,569)	(100,687,500)
Distribution of net assets of Robin to shareholders		$ (5,639,637)	$ 0	$ 0
Robin [Member] | Related Party [Member]
Assets and Liabilities [Abstract]
Cash and cash equivalents	$ 186
Accounts receivable trade, net	1,073,346
Due from related parties, current	12,463,643
Inventories	75,932
Prepaid expenses and other assets, current	66,305
Vessels, net	6,713,140
Due from related parties, non-current	388,542
Prepaid expenses and other assets, non-current	357,769
Deferred charges, net	823,411
Accounts payable	(241,481)
Accrued liabilities	(495,426)
Net assets of Robin	21,225,367
Plus Capital contribution as part of Robin Spin-Off	10,356,450
Less Investment in Preferred Shares of Robin issued as part of Robin Spin-Off (refer Note 4(e))	(25,942,180)
Distribution of net assets of Robin to shareholders	$ 5,639,637